Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 32.63%
iShares 0-3 Month Treasury Bond ETF		998	$99,850
Schwab Short-Term U.S. Treasury ETF		1,966	97,396
SPDR Portfolio Short Term Treasury ETF		1,642	48,685
Vanguard Short-Term Treasury ETF		1,643	97,364
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			343,295

	Contracts	Notional Amount
PURCHASED OPTIONS - 117.73% (a)(b)
CALL OPTIONS - 109.51%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.45	23	$1,041,992	1,033,665
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $433.86	23	1,041,992	118,650
			1,152,315
PUT OPTIONS - 8.22%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.11	83	1,003,802	29,829
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.54	74	977,392	54,109
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.82	23	1,041,992	2,591
			86,529
TOTAL PURCHASED OPTIONS (Cost $1,138,056)			1,238,844

Total Investments (Cost $1,483,752) - 150.36%			1,582,139
Liabilities in Excess of Other Assets - (50.36)%			(529,882)
TOTAL NET ASSETS - 100.00%			$1,052,257

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.82	23	$(1,041,992)	$(650,767)
					(650,767)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.12	83	(1,003,802)	(47,553)
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.25	74	(977,392)	(80,140)
S&P 500® Mini Index	3/10/2023	$383.37	23	(1,041,992)	(37,553)
					(165,246)
Total Options Written (Premiums Received $770,393)					$(816,013)

(a) Exchange-Traded